Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Equity-Based Compensation Expense

The following table summarizes the compensation expense included in the Consolidated Statements of Operations for the years ending December 31, 2013, 2012, and 2011 relating to equity-based compensation plans:

	Year ended December 31
($ in thousands)	2013	2012	2011
Restricted stock units	$4,219	$4,099	$3,746

Summary of Status of Equity-Based Compensation Plans

The following table summarizes the status of these plans as of December 31, 2013:

	2009 Plan	2004 Plan	2001 Plan
Awards originally available	3,400,000	6,500,000	2,000,000
Stock options outstanding	—	104,400	18,600
Restricted stock units outstanding	529,065	101,223	—
Options exercisable	—	104,400	18,600
Awards available for grant	1,751,452	262,686	—

Summary of Status of Stock Options

A summary of the status of stock options as of December 31, 2013, and changes during the year then ended, is presented below:

($ in thousands except per unit amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2013	447,250	$10.87
Exercised	(285,950)	$10.31
Expired	(37,300)	$8.94
Forfeited	(1,000)	$9.78
Outstanding at December 31, 2013	123,000	$12.78	1.5 years	$877
Exercisable at December 31, 2013	123,000	$12.78	1.5 years	$877

Summary of Information about Stock Options

The following table summarizes information about stock options outstanding at December 31, 2013:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable at 12/31/13	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$11.04 - 11.11	49,900	0.98	$11.08
13.68 - 14.70	73,100	1.82	13.94

Summary of Service-Based Restricted Stock Units

A summary of the status of RSUs as of December 31, 2013, and changes during the year then ended is presented below:

($ in thousands except per unit amounts)	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	751,798	$9.82
Granted	377,000	10.97
Converted	(330,313)	10.08
Forfeited	(168,197)	9.88
Outstanding at December 31, 2013	630,288	$10.36	10.1 years	$12,549
Convertible at December 31, 2013	260,723	$9.38	19.9 years	$5,191

Summary of Nonvested Restricted Stock Units

A summary of the nonvested RSUs as of December 31, 2013, and changes during the year then ended, is presented below:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	534,875	$9.99
Granted	377,000	10.97
Vested	(374,113)	9.97
Forfeited	(168,197)	9.88
Nonvested at December 31, 2013	369,565	11.05